Cover	Aug. 28, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 28, 2020
Entity File Number	001-36504
Entity Registrant Name	Weatherford International plc
Entity Central Index Key	0001603923
Entity Tax Identification Number	98-0606750
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	2000 St. James Place
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	713
Local Phone Number	836.4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false